Shareholder Report, Holdings (Details) - C000237191	May 31, 2025
FR_1248EPCT8
Holdings [Line Items]
Percent of Net Asset Value	2.20%
FR_18912UAA0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
FR_83001AAD4
Holdings [Line Items]
Percent of Net Asset Value	2.00%
FR_25470MAG4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
FR_04020JAA4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
FR_29250NBS3
Holdings [Line Items]
Percent of Net Asset Value	1.80%
FR_28228PAC5
Holdings [Line Items]
Percent of Net Asset Value	1.70%
FR_40390DAD7
Holdings [Line Items]
Percent of Net Asset Value	1.60%
FR_91327TAA9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
FR_335934AU9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	87.70%
AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.80%